Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000158832 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000158832 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000158832 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000158832 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000158832 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158832 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158832 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158832 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158832 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158832 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158832 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	96.60%
C000158832 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	3.40%
C000158832 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158832 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000158832 | Equity
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000158833 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000158833 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000158833 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000158833 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000158833 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158833 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158833 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158833 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158833 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158833 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158833 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	96.60%
C000158833 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	3.40%
C000158833 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158833 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000158833 | Equity
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000158834 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000158834 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000158834 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000158834 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000158834 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158834 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158834 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158834 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158834 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158834 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158834 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	96.60%
C000158834 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	3.40%
C000158834 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158834 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000158834 | Equity
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000158826 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000158826 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000158826 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158826 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000158826 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158826 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158826 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158826 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000158826 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158826 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000158826 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	99.00%
C000158826 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.00%
C000158826 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158826 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000158826 | Equity
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000158827 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000158827 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000158827 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158827 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000158827 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158827 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158827 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158827 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000158827 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158827 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000158827 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	99.00%
C000158827 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.00%
C000158827 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158827 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000158827 | Equity
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000158828 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000158828 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000158828 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158828 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000158828 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158828 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158828 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158828 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000158828 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158828 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000158828 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	99.00%
C000158828 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.00%
C000158828 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158828 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000158828 | Equity
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000158829 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000158829 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000158829 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000158829 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000158829 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000158829 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158829 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158829 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158829 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000158829 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158829 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	97.70%
C000158829 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.30%
C000158829 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000158829 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000158829 | Equity
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000158830 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000158830 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000158830 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000158830 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000158830 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000158830 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158830 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158830 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158830 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000158830 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158830 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	97.70%
C000158830 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.30%
C000158830 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000158830 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000158830 | Equity
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000158831 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000158831 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000158831 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000158831 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000158831 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000158831 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158831 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158831 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158831 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000158831 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158831 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	97.70%
C000158831 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.30%
C000158831 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000158831 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000158831 | Equity
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000158823 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000158823 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000158823 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158823 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000158823 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158823 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158823 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000158823 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000158823 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000158823 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000158823 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	97.60%
C000158823 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.40%
C000158823 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000158823 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000158823 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000158824 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000158824 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000158824 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158824 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000158824 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158824 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158824 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000158824 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000158824 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000158824 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000158824 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	97.60%
C000158824 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.40%
C000158824 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000158824 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000158824 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000158825 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000158825 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000158825 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158825 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000158825 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158825 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158825 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000158825 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000158825 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000158825 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000158825 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	97.60%
C000158825 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.40%
C000158825 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000158825 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000158825 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000158820 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000158820 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158820 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158820 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158820 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158820 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158820 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000158820 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000158820 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000158820 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000158820 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	99.00%
C000158820 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.00%
C000158820 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158820 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000158820 | Equity
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000158821 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000158821 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158821 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158821 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158821 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158821 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158821 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000158821 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000158821 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000158821 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000158821 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	99.00%
C000158821 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.00%
C000158821 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158821 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000158821 | Equity
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000158822 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000158822 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158822 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158822 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158822 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158822 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158822 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000158822 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000158822 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000158822 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000158822 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	99.00%
C000158822 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.00%
C000158822 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158822 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000158822 | Equity
Holdings [Line Items]
Percent of Net Asset Value	30.80%